Earnings Per Common Share - Summary of Information Necessary to Calculate EPS (Detail) - PHP (₱) ₱ / shares in Units, shares in Thousands, ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Consolidated net income attributable to equity holders of PLDT, basic	₱ 10,485	₱ 26,367	₱ 24,284
Dividends on preferred shares, basic	(59)	(59)	(59)
Consolidated net income attributable to common equity holders of PLDT, basic	₱ 10,426	₱ 26,308	₱ 24,225
Weighted average number of common shares, basic	216,056	216,056	216,056
EPS attributable to common equity holders of PLDT, basic	₱ 48.26	₱ 121.76	₱ 112.12
Consolidated net income attributable to equity holders of PLDT, diluted	₱ 10,485	₱ 26,367	₱ 24,284
Dividends on preferred shares, diluted	(59)	(59)	(59)
Consolidated net income attributable to common equity holders of PLDT, diluted	₱ 10,426	₱ 26,308	₱ 24,225
Weighted average number of common shares, diluted	216,056	216,056	216,056
EPS attributable to common equity holders of PLDT, diluted	₱ 48.26	₱ 121.76	₱ 112.12